Management of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2023
Management of Financial Risks
Schedule of foreign exchange rates

	2023 rates		2022 rates		2021 rates
Currency	Closing	Average	Closing	Average	Closing	Average
NIS	3.97763	3.98960	3.78240	3.53440	3.51590	3.82077
AUD	1.62033	1.63002	1.57630	1.51430	1.56150	1.57494
USD	1.10377	1.08242	1.07270	1.05170	1.13260	1.18274

Schedule of change in foreign exchange rate

(in EUR 000)		Effect on loss (before tax)			Effect on pretax equity
Change in foreign exchange rate		NIS	USD	AUD	NIS	USD	AUD
2023	5%	29	—	33	56	54	352
	(5)%	(29)	—	(36)	(59)	(60)	(389)
2022	5%	122	54	73	141	113	364
	(5)%	(79)	(60)	(80)	(58)	(125)	(403)
2021	5%	18	4	64	37	13	284
	(5)%	(18)	(5)	(71)	(39)	(14)	(314)

Schedule of contractual undiscounted maturities of financial liabilities

	As at December 31
	2023			2022
	Lease	Financial	Trade &	Lease	Financial	Trade &
(in EUR 000)	Liability	Debt	Other Payable	Liability	Debt	Other Payable
Less than 1 year	990	378	11,240	802	400	10,152
1 - 5 years	2,729	8,488	—	2,594	6,456	—
5+ years	748	4,608	—	134	7,115	—
Total	4,467	13,474	11,240	3,530	13,971	10,152

Schedule of derivative financial liabilities and assets

	Carrying value		Fair value
	As at December 31		As at December 31
(in EUR 000)	2023	2022	2023	2022
Financial Assets
Other long-term receivables (level 3)	1,166	173	1,166	173
Trade and other receivables (level 3)	5,627	3,237	5,627	3,237
Foreign currency swaps (level 2)	343	1	343	1
Other current assets (level 3)	1,318	1,284	1,318	1,284
Cash and cash equivalents (level 1)	21,610	17,888	21,610	17,888
Financial Assets (level 1)	36,138	76,968	36,138	76,968

Financial liabilities
Financial debt (level 3)	63	146	60	138
Foreign currency swaps (level 2)	90	10	90	10
Recoverable cash advances (level 3)	8,674	8,431	8,674	8,431
Trade and other payables (level 1 and 3)	11,150	10,142	11,150	10,142